Foreign Exchange Rates (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Closing [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.9693	3.4384	4.2504
Closing [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.3080	3.2591	3.9048
Closing [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0360	0.0313	0.0390
Closing [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000162	0.000140	0.000174
Closing [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0321	0.0318	0.0382
Closing [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2687	0.2325	0.2510
Closing [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0565	0.0450	0.0832
Closing [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0200	0.0197	0.0290
Average Rates [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.6089	3.8543	4.2158
Average Rates [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.1925	3.4833	3.8711
Average Rates [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0327	0.0352	0.0298
Average Rates [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000149	0.000160	0.000132
Average Rates [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0309	0.0343	0.0293
Average Rates [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2401	0.2369	0.2297
Average Rates [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0499	0.0579	0.0767
Average Rates [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0193	0.0214	0.0278